Description Of The Business And Summary Of Significant Accounting Policies (Reconciliation Of Weighted-Average Shares Used In Basic And Diluted EPS) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Weighted-average shares - basic	141.0	140.4	141.6
Potentially dilutive share options	0	0.1	0.3
Weighted-average shares - diluted	141.0	140.5	141.9